Subsidiary undertakings (Summary of Subsidiaries and Joint Operations) (Details)			12 Months Ended
		Jul. 02, 2019	Dec. 31, 2019
Tranquilo Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiaries and Joint operations		100.00%
Flamenco Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[1]		Flamenco Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Campanario Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Campanario Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Isla Norte Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Isla Norte Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			60.00%
Llanos 34 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 34 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			45.00%
Llanos 32 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 32 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			12.50%
Puelen Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Puelen Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations			18.00%
Sierra del Nevado Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Sierra del Nevado Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations			18.00%
CN-V Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			CN-V Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Los Parlamentos Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Los Parlamentos Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Manati Field (Brazil)
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Manati Field (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations			10.00%
POT-T-747 [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			POT-T-747 Block (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations			70.00%
RECT128 [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[1]		REC-T-128 Block (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations			70.00%
POT-T-785 Block (Brazil) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			POT-T-785 Block (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations			70.00%
Morona Block, Peru [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Morona Block (Peru)
Proportion of ownership interest in subsidiaries and Joint operations			75.00%
Espejo Block (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Espejo Block (Ecuador)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Perico Block (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Perico Block (Ecuador)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Llanos 86 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 86 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Llanos 87 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 87 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Llanos 104 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 104 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Llanos 123 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 123 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
Llanos 124 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			Llanos 124 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			50.00%
GeoPark Argentina Limited - Argentinean Branch (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Argentina S.A.U (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Latin America Limited (Bermuda) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Latin America Limited (Bermuda)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Latin America Limited - Agencia en Chile (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[2]		GeoPark Latin America Limited – Agencia en Chile (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Brazil Explorao y Produo de Petrleo e Gs Ltda. (Brazil) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[2]		GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Chile S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[2]		GeoPark Chile S.p.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Fell S.p.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Fell S.p.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Magallanes Limitada (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Magallanes Limitada (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark TdF S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark TdF S.p.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Colombia S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[2]		GeoPark Colombia S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Latin America S.L.U. (Spain) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Latin America S.L.U. (Spain)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Colombia Coperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Colombia S.L.U. (Spain)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark S.A.C. (Peru)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Per S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Operadora del Per S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Operadora del Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Colombia E&P S.A. (Panama) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Colombia E&P S.A. (Panama)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Colombia E&P Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Colombia E&P Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Mexico S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	[2],[3]		GeoPark Mexico S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark E&P S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark E&P S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark Per S.A.C. Sucursal Ecuador (Ecuador) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark Perú S.A.C. Sucursal Ecuador (Ecuador)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%
GeoPark (UK) Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations			GeoPark (UK) Limited (United Kingdom)
Proportion of ownership interest in subsidiaries and Joint operations			100.00%

[1]	GeoPark is the operator.
[2]	Indirectly owned.
[3]	Dormant companies.